Document and Entity Information Document	Mar. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 15, 2023
Entity Registrant Name	Brilliant Earth Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40836
Entity Tax Identification Number	87-1015499
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Address Line One	300 Grant Avenue, Third Floor
Entity Address, Postal Zip Code	94108
City Area Code	800
Local Phone Number	691-0952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	BRLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866757
Amendment Flag	false